BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock National Municipal Fund

Investor and Institutional Shares

(the “Fund”)

Supplement dated June 9, 2017 to the Prospectus dated October 28, 2016, as amended and supplemented to date

Effective as of June 12, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to reduce the Fund’s contractual management fee rate. Accordingly, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 36 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-72 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)		Investor A Shares		Investor B Shares			Investor C Shares			Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.25%		None			None			None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None [1]		4.00%	[2]		1.00	% [3]		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor B Shares			Investor C Shares			Institutional Shares
Management Fee[4,5]		0.39%		0.39%			0.39%			0.39%
Distribution and/or Service (12b-1) Fees		0.25%		0.75%			1.00%			None
Other Expenses		0.16%		0.20%			0.10%			0.16%
Interest Expense	0.01%		0.01%			0.01%			0.01%
Miscellaneous Other Expenses	0.15%		0.19%			0.09%			0.15%
Total Annual Fund Operating Expenses[6]		0.80%		1.34%			1.49%			0.55%
Fee Waivers and/or Expense Reimbursements[5,7]		(0.10)%		(0.14)%			(0.04)%			(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,7]		0.70%		1.20%			1.45%			0.45%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.

[2]

The CDSC is 4.00% if shares are redeemed in less than two years. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.
[4]	The Management Fee has been restated to reflect current fees.
[5]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Municipal Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current expense.

[7]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.69% for Investor A Shares, 1.19% for Investor B Shares, 1.44% for Investor C Shares and 0.44% for Institutional Shares of average daily net assets through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$493	$758	$937	$1,454

Investor B Shares	$522	$711	$921	$1,600

Investor C Shares	$248	$467	$809	$1,776

Institutional Shares	$46	$166	$297	$680

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$122	$411	$721	$1,600

Investor C Shares	$148	$467	$809	$1,776

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

The first two paragraphs and accompanying table in the subsection of the Fund’s Prospectus entitled “Management of the Funds – BlackRock – National Fund and Short-Term Fund Total Annual Management Fees (Before Waivers)” are deleted in their entirety and replaced with the following:

Effective June 12, 2017, with respect to the National Fund and the Short-Term Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:

	Rate of Management Fee
Average Daily Net Assets of the two combined Funds [1]	National Fund	Short-Term Fund
First $250 million	0.410%	0.360%
$250 million – $400 million	0.385%	0.340%
$400 million – $550 million	0.385%	0.320%
Greater than $550 million	0.385%	0.290%
[1]

The reductions shall be applicable to each Fund regardless of size on a “uniform percentage” basis. Determination of the portion of the Net Assets of each Fund to which a reduced rate is applicable is made by multiplying the Net Assets of that Fund by “uniform percentages,” derived by dividing the amount by which the combined assets of both Funds exceed the various applicable breakpoints by such combined assets.

Prior to June 12, 2017, with respect to the National Fund and the Short-Term Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:

	Rate of Management Fee
Average Daily Net Assets of the two combined Funds [1]	National Fund	Short-Term Fund
First $250 million	0.450%	0.400%
$250 million – $400 million	0.425%	0.375%
$400 million – $550 million	0.425%	0.350%
Greater than $550 million	0.425%	0.325%
[1]

The reductions shall be applicable to each Fund regardless of size on a “uniform percentage” basis. Determination of the portion of the Net Assets of each Fund to which a reduced rate is applicable is made by multiplying the Net Assets of that Fund by “uniform percentages,” derived by dividing the amount by which the combined assets of both Funds exceed the various applicable breakpoints by such combined assets.

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates. The contractual waiver for the High Yield Fund is in effect through October 31, 2017 and the contractual waiver for the National Fund and the Short-Term Fund is in effect through October 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of a Fund.

The table immediately following the tenth paragraph in the section of the Fund’s Prospectus entitled “Management of the Funds – BlackRock” as it relates solely to the Fund, is deleted in its entirety and replaced with the following:

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
National Fund
Investor A Shares	0.69%
Investor B Shares	1.19%
Investor C Shares	1.44%
Institutional Shares	0.44%

[1]

The contractual caps for the National Fund and the Short-Term Fund are in effect through October 31, 2018. The contractual caps for the High Yield Fund are in effect through October 31, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of a Fund.

[2]	As a percentage of average daily net assets.

Shareholders should retain this Supplement for future reference.

PRO-10051N-0617SUP